Investment Strategy	Feb. 25, 2026
T. Rowe Price Spectrum Diversified Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to achieve its objective by primarily investing in a mix of other T. Rowe Price equity funds (underlying funds) that focus on various areas of the overall stock markets. The fund broadly diversifies its assets among underlying funds representing specific market segments by normally investing in a variety of U.S. equity funds and, from time to time, a money market fund. In addition, the fund may invest in individual securities on a limited basis. The goal is to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from strong performance in particular market segments over time.

The various underlying funds and any individual securities focus on the U.S. stock market. The fund’s focus on U.S. stocks is represented by a diversified mix of underlying funds that employ growth and value investment approaches and consist of small-cap, mid-cap, and large-cap stocks.

The adviser decides how much of the fund’s assets to allocate to particular underlying funds and asset classes based on the outlook for, and on the relative valuations of, the underlying funds and the various markets and asset classes in which they invest. The adviser weights such factors as the outlook for inflation and the global economy; corporate earnings; relative values and prospects for growth and value stocks, dividend-paying stocks, market capitalizations, and certain industries; and the overall outlook for U.S. stocks.

The adviser periodically reviews the mix of underlying funds and the percentages allocated to them. The fund may sell shares of the underlying funds for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
T. Rowe Price Spectrum Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its objective by primarily investing in a mix of other T. Rowe Price fixed income funds (underlying funds) that seek to generate income. The fund broadly diversifies its assets among underlying funds representing specific market segments by normally investing in a variety of U.S. and international bond funds, including emerging market bond funds, and money market funds. In addition, the fund may invest in individual securities on a limited basis. The goal is to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from strong performance in particular market segments over time.

The various underlying funds and any individual securities focus on high-quality U.S. and international bonds; high-yield bonds (“junk” bonds); short- and long-term securities; mortgage-backed securities, asset-backed securities, and securitized instruments, which are vehicles backed by pools of assets such as mortgages, loans, or other receivables; inflation-linked securities; bank loans; and other instruments that produce income.

The adviser decides how much of the fund’s assets to allocate to particular underlying funds and asset classes based on the outlook for, and on the relative valuations of, the underlying funds and the various markets and asset classes in which they invest. The adviser weighs such factors as the outlook for inflation and the economy; expected interest rate movements; currency valuations; and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

The adviser periodically reviews the mix of underlying funds and the percentages allocated to them. The fund may sell shares of the underlying funds for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures, interest rate swaps, interest rate swaptions, forward currency exchange contracts, credit default swaps, credit default swaptions, credit default swaps indexes (CDX), index futures, and mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. Such instruments are typically used as a means of adjusting the fund’s duration and gaining exposure to certain types of bonds.

Interest rate futures and interest rate swaps are typically used as an efficient means of managing the fund’s exposure to interest rate changes and to adjust the portfolio’s duration. Interest rate swaptions are primarily used in an effort to manage exposure to changes in interest rates or to adjust portfolio duration. Forward currency exchange contracts can be used to protect the fund’s non-U.S. dollar-denominated securities from adverse currency movements. Credit default swaps are typically used to protect the value of certain portfolio holdings as an alternative to cash bonds, and to manage the fund’s overall credit risk exposure. Credit default swaptions are typically used in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. A CDX allows the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Index futures are typically used as an efficient means of gaining exposure to a particular segment of the market, as well as to serve as a cash management tool and to enhance the fund’s returns.

The fund may also purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the TBA market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

Strategy Portfolio Concentration [Text]	The fund seeks to achieve its objective by primarily investing in a mix of other T. Rowe Price fixed income funds (underlying funds) that seek to generate income.
T. Rowe Price Spectrum International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to achieve its objective by primarily investing in a mix of other T. Rowe Price equity funds (underlying funds) that focus on various areas of the stock markets outside the U.S. The fund broadly diversifies its assets among underlying funds representing specific market segments by normally investing in a variety of developed and emerging market equity funds, and, from time to time, a money market fund. In addition, the fund may invest in individual securities on a limited basis. The goal is to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from strong performance in particular market segments over time.

The various underlying funds and any individual securities focus on the international stock market, including many different developed countries outside the U.S., as well as emerging markets. The fund’s focus on international stocks is represented by a diversified mix of underlying funds that employ both growth and value investment approaches and consists of large-cap, mid-cap, and small-cap stocks.

The adviser decides how much of the fund’s assets to allocate to particular underlying funds and asset classes based on the outlook for, and on the relative valuations of, the underlying funds and the various markets and asset classes in which they invest. The adviser weights such factors as the outlook for inflation and the economy; corporate earnings; relative values and prospects for growth and value stocks, market capitalizations, and certain industries; and currency valuations and the overall outlook for developed markets, emerging markets, and certain geographic regions.

The adviser periodically reviews the mix of underlying funds and the percentages allocated to them. The fund may sell shares of the underlying funds for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.